OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	For the six months ended June 30,
	2022	2021

Related parties	$11,347	$23,307
Non-related parties	74,009	42,666
Total	$85,356	$65,973

Other information for the six months ended	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of lease obligations	$78,215	$72,024
Weighted average remaining lease term (in years)	3.55	4.26
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2021	December 31, 2020

Related parties	$32,677	$100,302
Non-related parties	118,315	15,197

Other information for the years ended	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease obligations	$151,586	$57,115
Weighted average remaining lease term (in years)	3.82	3.48
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of June 30, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$74,148
2023	111,468
2024	82,081
2025	78,242
2026	44,039
Thereafter	5,971
Total lease payment	395,949
Less: Imputed interest	(20,421)
Operating lease obligations	$375,528

Maturities of the Company’s lease obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	$163,885
2023	118,279
2024	87,001
2025	82,482
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$474,797